Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 3,064,242,319	$ 1,268,252,493
Non-current Assets	8,801,337,413	8,232,071,103
Current Liabilities	3,168,491,880	2,132,326,217
Non-current Liabilities	4,308,148,549	4,021,504,481
Revenues	4,379,000,090	2,829,682,404	$ 2,548,384,317
Profit (loss)	1,308,983,789	100,710,134	(52,386,835)
Other Comprehensive Income	122,384,935	(90,469,386)	119,355,961
Comprehensive Income	$ 1,431,368,724	$ 10,240,748	$ 66,969,126
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	33.33%	33.33%
Current Assets	$ 168,628,712	$ 135,535,995
Non-current Assets	1,732,116,130	1,551,052,079
Current Liabilities	258,607,318	204,485,491
Non-current Liabilities	1,604,925,084	1,464,982,676
Revenues	1,342,760,054	1,025,300,274
Profit (loss)	20,539,585	10,862,103
Other Comprehensive Income	(447,055)	2,215,243
Comprehensive Income	$ 20,092,530	$ 13,077,346
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	20.00%	20.00%
Current Assets		$ 15,011,284
Non-current Assets		105,903,882
Current Liabilities		13,781,434
Non-current Liabilities		87,989,309
Profit (loss)	$ (148,103)	98,684
Other Comprehensive Income	4,827,752	5,190,928
Comprehensive Income	$ 4,679,649	$ 5,289,612
Enel X Way Chile S.p.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	49.00%	49.00%
Current Assets	$ 15,891,445
Non-current Assets	2,214,410
Current Liabilities	7,578,722
Non-current Liabilities	404,066
Revenues	4,239,501
Profit (loss)	(884,964)
Other Comprehensive Income	20,305
Comprehensive Income	$ (864,659)